TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 132	$ 849
Capital loss carryforwards (in Israel)	2,179	2,190
Prepayment for non-deductible expenses	886	0
Reserves and other	443	99
Total gross deferred taxes	3,640	3,138
Less valuation allowance	(2,179)	(2,190)
Deferred tax assets, net	1,461	948
Undistributed income of subsidiaries	(200)	(76)
Property and equipment	(765)	(648)
Total deferred tax liabilities	(965)	(724)
Net deferred tax assets (liabilities)	$ 496	$ 224